23 Post-employment benefits (Details 12)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Asset allocation	100.00%	100.00%
Fixed Income [Member]
Disclosure of defined benefit plans [line items]
Asset allocation	70.40%	82.20%
Variable Income [Member]
Disclosure of defined benefit plans [line items]
Asset allocation	9.10%	7.80%
Loans [Member]
Disclosure of defined benefit plans [line items]
Asset allocation	1.60%	1.60%
Real Estate [Member]
Disclosure of defined benefit plans [line items]
Asset allocation	7.20%	1.40%
Investment Structuring [Member]
Disclosure of defined benefit plans [line items]
Asset allocation	8.90%	7.10%
Investments Abroad [Member]
Disclosure of defined benefit plans [line items]
Asset allocation	2.80%	0.00%